Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Segment Information Disclosure

14.  SEGMENT INFORMATION

Prior to the quarter ended March 31, 2013, the Company operated in three distinct operating segments, represented by hospital operations (which includes its general acute care hospitals and related healthcare entities that provide inpatient and outpatient healthcare services), home care agency operations (which provide in-home outpatient care), and hospital management services (which provides executive management and consulting services to non-affiliated acute care hospitals). During the quarter ended March 31, 2013, the chief operating decision maker stopped receiving discrete financial information for the hospital management services, so it no longer meets the criteria as a separate operating segment.  The Company operates in two operating segments, hospital operations and home care agency operations. Financial information for hospital management services is now presented as a component of the hospital operations segment. The financial information from prior years has been revised to reflect the change in the composition of the Company’s operating segments.  Consistent with 2012, the Company presents two reportable segments, as noted below.

Only the hospital operations segment meets the criteria as a separate reportable segment. The financial information for the home care agency segment does not meet the quantitative thresholds for a separate identifiable reportable segment and is combined into the corporate and all other reportable segment.

The distribution between reportable segments of the Company’s net operating revenues, income from continuing operations before income taxes, expenditures for segment assets and total assets is summarized in the following tables (in thousands):

	December 31,
	2013	2012	2011
Net operating revenues:
Hospital operations	$12,637,162	$12,664,967	$11,548,335
Corporate and all other	181,794	167,769	159,395
Total	$12,818,956	$12,832,736	$11,707,730

Income from continuing operations before income taxes:
Hospital operations	$575,307	$881,962	$742,858
Corporate and all other	(229,186)	(360,116)	(258,401)
Total	$346,121	$521,846	$484,457

Expenditures for segment assets:
Hospital operations	$582,910	$730,445	$738,420
Corporate and all other	31,082	38,345	38,293
Total	$613,992	$768,790	$776,713

	December 31,
	2013	2012
Total assets:
Hospital operations	$15,594,720	$15,216,827
Corporate and all other	1,522,575	1,389,508
Total	$17,117,295	$16,606,335